Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Cash Flows - PLUM ACQUISITION CORP. I [Member] - Restated [Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023
Cash flows from Operating Activities:
Net (loss) income			$ (420,048)	$ 2,132,353	$ 1,794,302
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account			(3,088,966)	(3,715,287)	(4,344,597)
Reduction of deferred underwriter fees			(328,474)	(328,474)	(328,474)
Changes in fair value of warrant liabilities			2,022,486	44,241	379,216
Issuance of FPA			308,114	308,114	308,114
Change in fair value of FPA			325,091	(308,114)	(308,114)
Interest expense - debt discount			28,515	134,931	413,944
Prepaid assets			(59,349)	(9,254)	16,081
Due to related party			30,000	96,826	23,966
Accounts payable and accrued expenses			944,041	1,213,199	1,335,939
Net cash used in operating activities			(238,590)	(431,465)	(709,623)
Cash flows from Investing Activities:
Extension payment deposit in Trust			(480,000)	(640,000)	(1,095,000)
Cash withdrawn for redemptions			273,112,312	273,112,312	294,254,572
Net cash used in investing activities			272,632,312	272,472,312	293,159,572
Cash flows from Financing Activities:
Redemption of ordinary shares			(273,112,312)	(273,112,312)	(294,254,572)
Proceeds from note payable-related party			250,000	250,000	250,000
Proceeds from subscription liability			480,000	755,944	1,560,944
Net cash provided by financing activities			(272,382,312)	(272,106,368)	(292,443,628)
Net Change in Cash			11,410	(65,521)	6,321
Cash and cash equivalents at beginning of year	$ 20,880	$ 97,811	86,401	86,401	86,401
Cash and cash equivalents at end of year	$ 92,722	$ 20,880	97,811	20,880	92,722
Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption			3,568,966	4,355,287	5,439,596
Issuance of Subscription Shares			$ 256,635	$ 423,601	$ 914,776